Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	42,327,806	42,220,206
Ordinary shares, shares outstanding	42,327,806	42,220,206